Description of Organization, Business Operations and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Description of Organization, Business Operations and Liquidity [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY

Perception Capital Corp. II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 21, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of September 30, 2023, the Company had not commenced any operations. All activity for the period from January 21, 2021 (inception) through September 30, 2023 relates to the Company’s formation and initial public offering (“Initial Public Offering”), and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on October 27, 2021. On November 1, 2021, the Company consummated the Initial Public Offering of 23,000,000 units, (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), including 3,000,000 Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $230,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 10,050,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Perception Capital Partners II LLC (the “Sponsor”), including 1,050,000 Private Placement Warrants issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $10,050,000, which is described in Note 4.

Following the closing of the Initial Public Offering, an amount of $233,450,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), and will be invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $13,617,198, consisting of $4,600,000 of cash underwriting fees, $8,050,000 of deferred underwriting fees and $967,198 of other offering costs. On March 23, 2023, the underwriters agreed to reduce their rights to the portion of the fee payable by the Company for deferred underwriting commissions, which is discussed in Note 7.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide its holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares voted are voted in favor of the Business Combination, see below for further discussion related to the subsequent amendment to charter. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 6) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or don’t vote at all.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed to waive (i) redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (ii) redemption rights with respect to any Founder Shares and Public Shares held by it in connection with a shareholder vote to amend the Company’s Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete an initial Business Combination. During the period, the Company extended to the initial public offering date to November 1, 2023, or with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity; and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares it holds if the Company fails to complete an initial Business Combination by November 1, 2023, or any extended period of time that the Company may have to consummate an initial Business Combination. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination by November 1, 2023.

The Company will have until November 1, 2023 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding

Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.15 per Public Share or (2) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Amendment to Certificate of Incorporation

On October 28, 2022, the Company held an extraordinary general meeting (the “general meeting”), at which holders of 23,264,839 ordinary shares, comprised of 17,514,839 Class A ordinary shares, par value $0.0001 per share (“Class A ordinary shares”), and 5,750,000 Class B ordinary shares, par value $0.0001 per share (“Class B ordinary shares,” and together with the Class A ordinary shares, the “ordinary shares”), were present in person or by proxy, representing approximately 80.9% of the voting power of the 28,750,000 issued and outstanding ordinary shares of the company, comprised of 23,000,000 Class A ordinary shares and 5,750,000 Class B ordinary shares, entitled to vote at the general meeting at the close of business on September 29, 2022, which was the record date (the “record date”) for the general meeting. Shareholders of record as of the close of business on the record date are referred to herein as “shareholders.”

On October 28, 2022, the company filed with the Cayman Islands Registrar of Companies an amendment to the amended and restated memorandum and articles of association of the company (the “charter amendment”). The charter amendment extended the date by which the company must (1) consummate a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination (the “initial business combination”), (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and (3) redeem all of the Class A ordinary shares included as part of the units sold in its initial public offering from November 1, 2022, to May 1, 2023 (the “charter extension”).

In connection with the October 28, 2022 charter extension, a total of 159 shareholders elected to redeem an aggregate of 20,542,108 Class A ordinary shares, representing approximately 89.3% of the issued and outstanding Class A ordinary shares. As a result, $210,161,773 was paid out of the company’s trust account in connection with the redemptions, representing a redemption price per Class A ordinary share of approximately $10.23.

On October 31, 2022, the Company issued a convertible promissory note in the aggregate principal amount of up to $720,000 (the “extension loan”) to its sponsor, Perception Capital Partners II LLC, a Delaware limited liability company (the “sponsor”). See Note 6 for further discussion on the convertible promissory note.

On April 27, 2023, the Company held an extraordinary general meeting of shareholders, at which certain proposed charter amendments were voted on and approved shareholders approved, by special resolution, the proposal to amend the company’s amended and restated memorandum and articles of association (the “charter”) to further extend the date by which the company must either (1) consummate a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination or (2) (i) cease its operations except for the purpose of winding up and (ii) redeem all outstanding Class A ordinary shares included as part of the units sold in its initial public offering, from May 1, 2023 to November 1, 2023.

In connection with the April 27, 2023 charter extension, a total of 17 shareholders elected to redeem an aggregate of 376,977 Class A ordinary shares, representing approximately 15.3% of the issued and outstanding Class A ordinary shares. As a result, $4,041,203 was paid out of the company’s trust account in connection with the redemptions, representing a redemption price per Class A ordinary share of approximately $10.72.

Business Combination Agreement

On January 16, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Perception Spectaire Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Spectaire Inc., a Delaware corporation (“Spectaire”). Details regarding the merger can be found in the Company’s January 17, 2023 Form 8-K filing. The business combination has not yet been completed. The Merger Agreement provides that the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Business Combination”):

(i)     Prior to the effective time of the Business Combination (the “Effective Time”), the aggregate amount of each outstanding convertible promissory note of Spectaire, including all outstanding principal and interest accrued but unpaid thereon, will convert into shares of common stock, par value $0.0001 per share, of Spectaire (“Spectaire Common Stock”), and each share of the Series Seed Preferred Stock, par value $0.0001 per share, of Spectaire will convert into one share of Spectaire Common Stock (such conversions, the “Spectaire Security Conversion”);

(ii)    at the Effective Time (after giving effect to the Spectaire Security Conversion):

(a)     each share of Spectaire Common Stock (other than shares of Spectaire Common Stock subject to Spectaire Options and Spectaire RSUs (each as defined below), Spectaire Restricted Shares (as defined below), treasury stock and dissenting shares) will convert into the right to receive its pro rata portion (on a fully diluted basis) of the Net Merger Consideration and the Earnout Shares (as defined below);

(b)    each outstanding option to purchase Spectaire Common Stock (“Spectaire Option”) will be converted into (x) an option to purchase, upon substantially the same terms and conditions, a whole number of shares of PCCT (“Perception Capital Corp. II) Common Stock (rounded down to the nearest whole share) equal to (1) the number of shares of Spectaire Common Stock subject to such Spectaire Option as of immediately prior to the Effective Time multiplied by (2) the Exchange Ratio (as defined in the Merger Agreement) and (y) the right to receive its pro rata portion of the Earnout Shares;

(c)     each outstanding restricted stock unit relating to Spectaire Common Stock (“Spectaire RSU”) will be converted into (x) a restricted stock unit, upon substantially the same terms and conditions, relating to a whole number of shares of PCCT Common Stock (rounded down to the nearest whole share) equal to (1) the number of shares of Spectaire Common Stock subject to such Spectaire RSU as of immediately prior to the Effective Time multiplied by (2) the Exchange Ratio and (y) the right to receive its pro rata portion of the Earnout Shares; and

(d)    each outstanding award of restricted shares of Spectaire Common Stock subject to vesting conditions and/or a risk of forfeiture (“Spectaire Restricted Shares”) will be converted into (x) an award, upon substantially the same terms and conditions, of a whole number of restricted shares of PCCT Common Stock equal to (1) the number of shares of Spectaire Common Stock subject to such Spectaire Restricted Share as of immediately prior to the Effective Time multiplied by (2) the Exchange Ratio and (y) the right to receive its pro rata portion of the Earnout Shares.

The number of Earnout Shares will be equal to 7,500,000 additional shares of PCCT Common Stock (as equitably adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalizations, reclassifications, combinations, exchanges of shares or other like changes or transactions with respect to the Company’s Common Stock occurring on or after the Closing). The Earnout Shares may be issued in three equal tranches upon the volume-weighted price per share of PCCT Common Stock equaling or exceeding $15.00, $20.00 or $25.00 for at least 20 trading days in any consecutive 30-day trading period within the five-year period (“Earnout Period”) following the closing of the Business Combination. If, during the Earnout Period, there is a Change of Control where the Company (“Acquiror”) or its stockholders have the right to receive consideration implying a value per share of Acquiror Common Stock of less than $15 no Earnout Shares will be issuable. If the value per share of Acquiror Common Stock is greater than or equal to $15 but less than $20 than Acquiror shall issue 2,500,000 shares of Acquiror Common Stock to the Eligible Company Equityholders. If the value per share of Acquiror Common Stock is greater than or equal to $20 but less than $25 than Acquiror shall issue 5,000,000 shares of Acquiror Common Stock to the Eligible Company Equityholders. If the value per share of Acquiror Common Stock is greater than or equal to $25 than Acquiror shall issue 7,500,000 shares of Acquiror Common Stock to the Eligible Company Equityholders.

If, during the Earnout Period, (i) any liquidation, dissolution or winding up of Acquiror is initiated, (ii) any bankruptcy, dissolution or liquidation proceeding is instituted by or against Acquiror or (iii) Acquiror makes an assignment for the benefit of creditors or consents to the appointment of a custodian, receiver or trustee for all or substantial part of its assets or properties, then any Earnout Shares that have not been previously issued by Acquiror (whether or not previously earned) shall be deemed earned and due by Acquiror to the Eligible Company Equityholders.

In connection with the business combination, the Company also entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Forward Transaction (the “Forward Purchase Transaction”) with Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP (collectively the “Seller”). Pursuant to the terms of the Forward Purchase Agreement, the Seller intends, but is not obligated, to purchase up to a maximum of 2,080,915 of Perception’s Class A Ordinary Shares from holders (other than Perception or its affiliates) who have elected to redeem such shares in connection with the Business Combination (see Note 10). Purchases by Seller will be made through brokers in the open market after the redemption deadline in connection with the Business Combination at a price no higher than the redemption price to be paid by the Company in connection with the Business Combination. The Forward Purchase Agreement is within the scope of ASC 480-10 due to the obligation to repurchase the issuer’s equity shares and transfer cash. Accordingly, the initial fair value will be booked on the balance sheet and any changes in value will be recognized in earnings in the period of remeasurement.

On March 31, 2023, in association with the Merger Agreement, the Company issued an unsecured promissory note to Spectaire, Inc. (“Spectaire Loan”). See Note 6 for further discussion on the convertible promissory note.

On September 29, 2023 the board of directors of the Company, unanimously approved the merger of Perception Spectaire Merger Sub Corp., pursuant to the terms of the Merger Agreement, dated as of January 16, 2023, by and among the Company, Merger Sub and Spectaire. Furthermore, the other transactions contemplated by the Merger Agreement and documents related thereto. In connection with the Business Combination, PCCT will change its name to “Spectaire Holdings Inc.”

Pursuant to the Effective Time of the Merger

(i)     Each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of PCCT (“PCCT Class A Ordinary Shares”), and Class B ordinary shares, par value $0.0001 per share, of PCCT (“PCCT Class B Ordinary Shares”) will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of NewCo (“NewCo Common Stock”);

(ii)    each of the then issued and outstanding redeemable warrants of PCCT (“PCCT Warrants”) will convert automatically into a redeemable warrant to acquire one share of NewCo Common Stock (“NewCo Warrants”); and

(iii)   each of the then issued and outstanding units of PCCT that have not been previously separated into the underlying PCCT Class A Ordinary Shares and underlying PCCT Warrants upon the request of the holder thereof (the “PCCT Units”), will be cancelled and will entitle the holder thereof to one share of NewCo Common Stock and one-half of one NewCo Warrant.

As a result of and upon the closing of the Business Combination (the “Closing”), among other things, all outstanding shares of common stock, par value $0.0001 per share, of Spectaire Common Stock (after giving effect to the Spectaire Security Conversion, as defined above) as of immediately prior to the Closing, and, together with shares of Spectaire Common Stock reserved in respect of outstanding options to purchase shares of Spectaire Options and outstanding Spectaire RSUs as of immediately prior to the Closing that will be converted into options and restricted stock units based on Spectaire Common Stock, will be cancelled in exchange for the right to receive, or the option to purchase or restricted stock units covering (as applicable), (i) shares of NewCo Common Stock and (ii) the right to receive a number of Spectaire Earnout Shares (as defined above).

On October 19, 2023 the Company consummated the previously announced business combination of pursuant to the Merger Agreement dated January 16,2023 by and among the Company, Merger Sub, and Spectaire.

Lock-up Agreement

The Merger Agreement contemplates that, at the Closing, PCCT will enter into lock-up agreements with (i) the Sponsor, (ii) certain of PCCT’s directors and officers and (iii) and of the Requisite Spectaire Stockholders, restricting the transfer of NewCo Common Stock, Private Placement Warrants and any shares of NewCo Common Stock underlying the Private Placement Warrants from and after the Closing. The restrictions under the lock-up agreements (1) with respect to the NewCo Common Stock, begin at the Closing and end on (a) in the case of the Sponsor and certain of PCCT’s directors and officers, the date that is 365 days after the Closing, or upon the price of NewCo Common Stock reaching $12.00 for any 20 trading days within a 30-trading day period commencing at least 150 days after the Closing, and (b) in the case of the Requisite Spectaire Stockholders, the date that is 180 days after the Closing, and (2) with respect to the Private Placement Warrants and any shares of NewCo Common Stock underlying the Private Placement Warrants, the date that is 30 days after the Closing.

Going Concern

As of September 30, 2023, the Company had $0 in cash held outside of the Trust Account and negative working capital of $15,854,752. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity will be satisfied through the proceeds made available to the Company under Working Capital Loans (as defined in Note 6), Extension Loan (as defined in Note 6), and the Spectaire Loan (as defined in Note 1). While the Company expects to have sufficient access to additional sources of capital if necessary, there is no current commitment on the part of any financing source to provide additional capital and no assurances can be provided that such additional capital will ultimately be available if necessary.

As of September 30, 2023, the Company had until November 1, 2023 to complete a Business Combination. On October 19, 2023, the Company consummated the previously announced business combination of pursuant to the Merger Agreement dated January 16, 2023 by and among the Company, Merger Sub, and Spectaire (see Note 10).

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the accompanying financial statements are issued. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

In addition to the risks noted above under Going Concern, the company is also subject to the following:

We deposit substantial funds in financial institutions and may, from time to time, maintain cash balances at such financial institutions in excess of the Federal Deposit Insurance Corporation limit. Recently, there has been significant volatility and instability among banks and financial institutions and on March 10, 2023, Silicon Valley Bank, at SVB, was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation, or the FDIC, as receiver, and for a period of time, customers of the bank did not have access to their funds and there was uncertainty as to when, if at all, customers would have access to funds in excess of the FDIC insured amounts. The Company held deposits at SVB at the time of its closure but the deposits were under the FDIC limit and no losses were incurred. Going forward, should one or more of the financial institutions at which our deposits are maintained fail, there is no guarantee as to the extent that we would recover the funds deposited, whether through Federal Deposit Insurance Corporation coverage or otherwise, or the timing of any recovery. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY

Perception Capital Corp. II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 21, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from January 21, 2021 (inception) through December 31, 2022 relates to the Company’s formation and initial public offering (“Initial Public Offering”), and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. On January 16, 2023, the company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Perception Spectaire Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of PCCT (“Merger Sub”), and Spectaire Inc., a Delaware corporation (“Spectaire”). See Note 9 for further details. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on October 27, 2021. On November 1, 2021, the Company consummated the Initial Public Offering of 23,000,000 units, (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), including 3,000,000 Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $230,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 10,050,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Perception Capital Partners II LLC (the “Sponsor”), including 1,050,000 Private Placement Warrants issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $10,050,000, which is described in Note 4.

Following the closing of the Initial Public Offering, an amount of $233,450,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), and will be invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $13,617,198, consisting of $4,600,000 of cash underwriting fees, $8,050,000 of deferred underwriting fees and $967,198 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide its holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.15 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or don’t vote at all.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed to waive (i) redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (ii) redemption rights with respect to any Founder Shares and Public Shares held by it in connection with a shareholder vote to amend the Company’s Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete an initial Business Combination by May 1, 2023, or with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity; and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares it holds if the Company fails to complete an initial Business Combination by May 1, 2023, or any extended period of time that the Company may have to consummate an initial Business Combination. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination by May 1, 2023.

The Company will have until May 1, 2023 to complete a Business Combination or receive shareholder approval for another extension (the “Combination Period”). If the Company is unable to complete a Business Combination or receive extension approval within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem

100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.15 per Public Share or (2) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Amendment to Certificate of Incorporation

On October 28, 2022, the Company held an extraordinary general meeting (the “general meeting”), at which holders of 23,264,839 ordinary shares, comprised of 17,514,839 Class A ordinary shares, par value $0.0001 per share (“Class A ordinary shares”), and 5,750,000 Class B ordinary shares, par value $0.0001 per share (“Class B ordinary shares,” and together with the Class A ordinary shares, the “ordinary shares”), were present in person or by proxy, representing approximately 80.9% of the voting power of the 28,750,000 issued and outstanding ordinary shares of the company, comprised of 23,000,000 Class A ordinary shares and 5,750,000 Class B ordinary shares, entitled to vote at the general meeting at the close of business on September 29, 2022, which was the record date (the “record date”) for the general meeting. Shareholders of record as of the close of business on the record date are referred to herein as “shareholders.”

On October 28, 2022, the company filed with the Cayman Islands Registrar of Companies an amendment to the amended and restated memorandum and articles of association of the company (the “charter amendment”). The charter amendment extended the date by which the company must (1) consummate a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination (the “initial business combination”), (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and (3) redeem all of the Class A ordinary shares included as part of the units sold in its initial public offering from November 1, 2022, to May 1, 2023 (the “charter extension”).

In connection with the charter extension, a total of 159 shareholders have elected to redeem an aggregate of 20,542,108 Class A ordinary shares, representing approximately 89.3% of the issued and outstanding Class A ordinary shares. As a result, $210,161,773.71 was paid out of the company’s trust account in connection with the redemptions, representing a redemption price per Class A ordinary share of approximately $10.23.

On October 31, 2022, the Company issued a convertible promissory note in the aggregate principal amount of up to $720,000 (the “extension loan”) to its sponsor, Perception Capital Partners II LLC, a Delaware limited liability company (the “sponsor”). The total borrowings on the note as of December 31, 2022 is $196,631. The extension loan was issued in connection with certain payments to be made by the sponsor into the trust account of the company pursuant to the company’s amended and restated certificate of incorporation, to provide the company with an extension of the date by which it must consummate an initial business combination from November 1, 2022, to May 1, 2023 (the “extension”) See Note 5 for further discussion on the convertible promissory note.

Going Concern

As of December 31, 2022, the Company had $4,730 in cash held outside of the Trust Account and negative working capital of $3,139,622. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity will be satisfied through the net proceeds from the private placement held outside of the Trust Account and proceeds made available to the Company under Working Capital Loans (as defined in Note 5). While the Company expects to have sufficient access to additional sources of capital if necessary, there is no current commitment on the part of any financing source to provide additional capital and no assurances can be provided that such additional capital will ultimately be available if necessary.

The Company will have until May 1, 2023 to complete a Business Combination or receive shareholder approval for an extension. If a Business Combination is not consummated or an extension is not approved by May 1, 2023, there will be a mandatory liquidation and subsequent dissolution of the Company.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the accompanying financial statements are issued. There is no assurance that the Company’s plans to raise additional capital (to the extent ultimately necessary) or to consummate a Business Combination will be successful or successful within the Combination Period (including any extended period of time as described above). The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

In addition to the risks noted above under Going Concern, the company is also subject to the following:

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Initial Public Offering, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Additionally, as a result of the military action commenced in February 2022 by the Russian Federation and Belarus in the country of Ukraine and related economic sanctions, the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “Inflation Reduction Act”), which, among other things, imposes a 1% excise tax on any domestic corporation that repurchases its stock after December 31, 2022 (the “Excise Tax”). The Excise Tax is imposed on the fair market value of the repurchased stock, with certain exceptions. Because the combined company will be a Delaware corporation and the Company’s securities are expected to trade on Nasdaq following the Business Combination, the Company will be a “covered corporation” within the meaning of the Inflation Reduction Act following the Business Combination. While not free from doubt, absent any further guidance from Congress, the Excise Tax may apply to any redemptions of its Class A ordinary shares after December 31, 2022, including redemptions in connection with the Business Combination, unless an exemption is available.